Staff costs - Additional Information (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr) employee	Dec. 31, 2020 CHF (SFr) employee	Dec. 31, 2019 employee
Staff costs
Increase in wages and salaries | SFr	SFr 0.3	SFr 0.5
Average number of employees | employee	25	22	17